Risks and Liquidity (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Net loss	$ (53,643,615)	$ (64,506,051)
Excess of current assets less current liabilities		68,800,000
Unrestricted cash		39,500,000
Debt securities, available-for-sale		52,490,507
Short-term marketable debt securities	$ 0	$ 32,609,108